PREPAYMENTS AND OTHER CURRENT ASSETS - THIRD PARTIES	12 Months Ended
Dec. 31, 2025
PREPAYMENTS AND OTHER CURRENT ASSETS - THIRD PARTIES
PREPAYMENTS AND OTHER CURRENT ASSETS - THIRD PARTIES
5.	PREPAYMENTS AND OTHER CURRENT ASSETS — THIRD PARTIES

Prepayments and other current assets — third parties consisted of the following:

	As of December 31,
	2025	2024
	US$	US$
Deductible VAT	46,287	34,523
Prepayments to third-party suppliers	16,554	20,903
Contract costs	2,569	3,492
Deposits	2,726	3,417
Interest receivable	4,721	5,130
Others	4,727	5,222
Less: Allowance for credit losses	(14)	(146)
Total	77,570	72,541